OPERATING DATA - Movement in the Allowance for Lifetime Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance as of beginning of year	$ 190	$ 206	$ 136
Additions	178	19	87
Write backs / utilization	(13)	(19)	(18)
Foreign exchange and others	9	(16)	1
Balance as of end of year	$ 364	$ 190	$ 206